Nuveen Global Equity Income Fund
Portfolio of Investments March 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.1%
X 128,746,249 COMMON STOCKS - 96.6%
X 128,746,249
Aerospace & Defense - 3.4%
15,321 Airbus SE $ 2,046,387
11,025 General Dynamics Corp 2,516,015
Total Aerospace & Defense 4,562,402
Air Freight & Logistics - 2.4%
67,894 Deutsche Post AG 3,179,859
Total Air Freight & Logistics 3,179,859
Automobiles - 1.3%
48,945 General Motors Co 1,795,303
Total Automobiles 1,795,303
Banks - 10.7%
53,041 Fifth Third Bancorp 1,413,012
17,312 JPMorgan Chase & Co 2,255,927
368,420 Nordea Bank Abp 3,936,572
253,520 Oversea-Chinese Banking Corp Ltd 2,363,258
58,600 Sumitomo Mitsui Trust Holdings Inc 2,013,259
62,074 Wells Fargo & Co 2,320,326
Total Banks 14,302,354
Beverages - 3.7%
35,043 Coca-Cola Co/The 2,173,717
25,600 Heineken NV 2,750,740
Total Beverages 4,924,457
Biotechnology - 1.4%
11,837 AbbVie Inc 1,886,463
Total Biotechnology 1,886,463
Capital Markets - 3.1%
20,968 Deutsche Boerse AG 4,082,680
Total Capital Markets 4,082,680
Chemicals - 3.6%
41,681 DuPont de Nemours Inc 2,991,446
24,641 Nutrien Ltd 1,819,769
Total Chemicals 4,811,215
Communications Equipment - 1.6%
39,883 Cisco Systems Inc 2,084,884
Total Communications Equipment 2,084,884
Consumer Staples Distribution & Retail - 2.2%
19,889 Walmart Inc 2,932,633
Total Consumer Staples Distribution & Retail 2,932,633
Diversified Telecommunication Services - 1.4%
163,037 Telenor ASA 1,911,635
Total Diversified Telecommunication Services 1,911,635

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Shares Description (1) Value
Electric Utilities - 1.6%
355,880 Enel SpA $ 2,170,493
Total Electric Utilities 2,170,493
Electrical Equipment - 3.1%
10,203 Eaton Corp PLC 1,748,182
196,100 Mitsubishi Electric Corp 2,343,420
Total Electrical Equipment 4,091,602
Energy Equipment & Services - 0.9%
43,631 Baker Hughes Co 1,259,191
Total Energy Equipment & Services 1,259,191
Health Care Equipment & Supplies - 1.5%
24,765 Medtronic PLC 1,996,554
Total Health Care Equipment & Supplies 1,996,554
Health Care Providers & Services - 5.3%
4,172 Elevance Health Inc 1,918,327
30,789 Fresenius Medical Care AG & Co KGaA 1,306,816
7,842 Humana Inc 3,806,977
Total Health Care Providers & Services 7,032,120
Hotels, Restaurants & Leisure - 1.6%
36,769 Las Vegas Sands Corp (2) 2,112,379
Total Hotels, Restaurants & Leisure 2,112,379
Industrial Conglomerates - 1.8%
14,808 Siemens AG 2,398,954
Total Industrial Conglomerates 2,398,954
Insurance - 7.8%
7,559 Allianz SE 1,744,890
8,976 Chubb Ltd 1,742,960
8,505 Everest Re Group Ltd 3,044,960
51,447 NN Group NV 1,868,035
4,203 Zurich Insurance Group AG 2,014,072
Total Insurance 10,414,917
IT Services - 1.2%
8,736 Capgemini SE 1,623,458
Total IT Services 1,623,458
Media - 1.5%
51,542 Comcast Corp, Class A 1,953,957
Total Media 1,953,957
Metals & Mining - 2.3%
96,776 BHP Group Ltd 3,059,469
Total Metals & Mining 3,059,469
Multi-Utilities - 5.0%
54,347 Dominion Energy Inc 3,038,541
111,899 National Grid PLC 1,513,658
32,832 Public Service Enterprise Group Inc 2,050,358
Total Multi-Utilities 6,602,557

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not
Shares Description (1) Value
Oil, Gas & Consumable Fuels - 7.1%
19,168 Chevron Corp $ 3,127,451
121,097 Enterprise Products Partners LP 3,136,412
110,087 Shell PLC 3,137,322
Total Oil, Gas & Consumable Fuels 9,401,185
Personal Care Products - 1.4%
49,490 Kao Corp 1,926,411
Total Personal Care Products 1,926,411
Pharmaceuticals - 8.3%
42,640 AstraZeneca PLC, Sponsored ADR 2,959,642
39,947 Bristol-Myers Squibb Co 2,768,727
12,271 Johnson & Johnson 1,902,005
31,139 Sanofi 3,377,919
Total Pharmaceuticals 11,008,293
Semiconductors & Semiconductor Equipment - 3.4%
4,161 Broadcom Inc 2,669,448
72,600 MediaTek Inc 1,882,236
Total Semiconductors & Semiconductor Equipment 4,551,684
Software - 2.4%
34,925 Oracle Corp 3,245,231
Total Software 3,245,231
Technology Hardware, Storage & Peripherals - 1.4%
44,724 Samsung Electronics Co Ltd 1,861,171
Total Technology Hardware, Storage & Peripherals 1,861,171
Textiles, Apparel & Luxury Goods - 1.1%
2,236 Kering SA 1,458,828
Total Textiles, Apparel & Luxury Goods 1,458,828
Trading Companies & Distributors - 1.8%
75,400 Mitsui & Co Ltd 2,350,206
Total Trading Companies & Distributors 2,350,206
Wireless Telecommunication Services - 1.3%
47,267 SK Telecom Co Ltd 1,753,704
Total Wireless Telecommunication Services 1,753,704
Total Common Stocks (cost $110,544,095) 128,746,249
Shares Description (1) Coupon Issue Price Cap Price Maturity Value
X 2,053,405 STRUCTURED NOTES - 1.5%
X 2,053,405
20,696 JPMorgan Chase Financial
Company LLC, Mandatory
Exchangeable Note, Linked
to Common Stock of
Alphabet Inc. (Cap 115.50%
of the Issue Price), 144A
10.000% $89.8800 $103.8114 6/21/23 $ 2,053,405
Total Structured Notes (cost $1,891,445) 2,053,405
Total Long-Term Investments (cost $112,435,540) 130,799,654
Other Assets & Liabilities, Net -  1.9% 2,522,210
Net Assets - 100% $ 133,321,864

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 68,670,797 $ 60,075,452 $ – $ 128,746,249
Structured Notes – 2,053,405 – 2,053,405
Total
$ 68,670,797 $ 62,128,857 $ – $ 130,799,654
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt

Nuveen Multi Cap Value Fund
Portfolio of Investments March 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 95.4%
X 91,180,056 COMMON STOCKS - 95.4%
X 91,180,056
Aerospace & Defense - 4.7%
11,768 Curtiss-Wright Corp $ 2,074,227
10,775 General Dynamics Corp 2,458,963
Total Aerospace & Defense 4,533,190
Automobiles - 2.3%
59,515 General Motors Co 2,183,010
Total Automobiles 2,183,010
Banks - 9.0%
47,456 Bank of NT Butterfield & Son Ltd/The 1,281,312
45,083 Citigroup Inc 2,113,942
16,016 JPMorgan Chase & Co 2,087,045
103,453 New York Community Bancorp Inc 935,215
58,692 Wells Fargo & Co 2,193,907
Total Banks 8,611,421
Biotechnology - 4.2%
8,147 AbbVie Inc 1,298,388
415,546 ADMA Biologics Inc (2) 1,375,457
4,185 Vertex Pharmaceuticals Inc (2) 1,318,568
Total Biotechnology 3,992,413
Capital Markets - 3.6%
27,001 B Riley Financial Inc (3) 766,558
15,397 Morgan Stanley 1,351,857
17,260 State Street Corp 1,306,409
Total Capital Markets 3,424,824
Chemicals - 4.4%
31,958 DuPont de Nemours Inc 2,293,625
18,746 Innospec Inc 1,924,652
Total Chemicals 4,218,277
Communications Equipment - 1.8%
51,745 Viasat Inc (2),(3) 1,751,051
Total Communications Equipment 1,751,051
Consumer Finance - 1.3%
12,799 Discover Financial Services 1,265,053
Total Consumer Finance 1,265,053
Consumer Staples Distribution & Retail - 2.6%
16,924 Walmart Inc 2,495,444
Total Consumer Staples Distribution & Retail 2,495,444
Diversified Telecommunication Services - 1.4%
69,483 AT&T Inc 1,337,548
Total Diversified Telecommunication Services 1,337,548

Nuveen Multi Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Shares Description (1) Value
Electric Utilities - 3.6%
23,701 Alliant Energy Corp $ 1,265,633
13,536 Constellation Energy Corp 1,062,576
14,460 Pinnacle West Capital Corp 1,145,811
Total Electric Utilities 3,474,020
Electrical Equipment - 4.0%
4,193 Hubbell Inc 1,020,199
65,211 nVent Electric PLC 2,800,160
Total Electrical Equipment 3,820,359
Energy Equipment & Services - 2.0%
65,959 Baker Hughes Co 1,903,577
Total Energy Equipment & Services 1,903,577
Entertainment - 1.7%
10,026 Walt Disney Co/The (2) 1,003,904
39,703 Warner Bros Discovery Inc (2) 599,515
Total Entertainment 1,603,419
Financial Services - 2.0%
16,693 Fiserv Inc (2) 1,886,810
Total Financial Services 1,886,810
Health Care Equipment & Supplies - 2.0%
23,295 Medtronic PLC 1,878,043
Total Health Care Equipment & Supplies 1,878,043
Health Care Providers & Services - 3.0%
4,429 Elevance Health Inc 2,036,498
58,092 Enhabit Inc (2) 808,060
Total Health Care Providers & Services 2,844,558
Hotels, Restaurants & Leisure - 1.4%
34,852 Brinker International Inc (2) 1,324,376
Total Hotels, Restaurants & Leisure 1,324,376
Household Durables - 1.3%
20,854 PulteGroup Inc 1,215,371
Total Household Durables 1,215,371
Industrial REITs - 1.4%
40,132 STAG Industrial Inc 1,357,264
Total Industrial REITs 1,357,264
Insurance - 4.1%
3,618 Aon PLC, Class A 1,140,719
15,797 Globe Life Inc 1,737,986
5,187 RenaissanceRe Holdings Ltd 1,039,164
Total Insurance 3,917,869
Interactive Media & Services - 2.4%
13,640 Alphabet Inc, Class A (2) 1,414,877
46,306 TripAdvisor Inc (2) 919,637
Total Interactive Media & Services 2,334,514
Life Sciences Tools & Services - 0.9%
1,885 Bio-Rad Laboratories Inc, Class A (2) 902,953
Total Life Sciences Tools & Services 902,953

Shares Description (1) Value
Machinery - 2.7%
75,929 Flowserve Corp $ 2,581,586
Total Machinery 2,581,586
Media - 0.9%
22,989 Comcast Corp, Class A 871,513
Total Media 871,513
Multi-Utilities - 1.4%
23,639 Dominion Energy Inc 1,321,657
Total Multi-Utilities 1,321,657
Oil, Gas & Consumable Fuels - 8.5%
6,245 Cheniere Energy Inc 984,212
15,725 Chesapeake Energy Corp 1,195,729
13,811 Hess Corp 1,827,748
85,200 Permian Resources Corp 894,600
55,438 Shell PLC, ADR 3,189,902
Total Oil, Gas & Consumable Fuels 8,092,191
Pharmaceuticals - 3.7%
25,125 AstraZeneca PLC, Sponsored ADR 1,743,926
32,233 Sanofi, ADR 1,754,120
Total Pharmaceuticals 3,498,046
Residential REITs - 1.1%
32,586 American Homes 4 Rent, Class A 1,024,830
Total Residential REITs 1,024,830
Semiconductors & Semiconductor Equipment - 2.6%
49,457 Rambus Inc (2) 2,535,166
Total Semiconductors & Semiconductor Equipment 2,535,166
Software - 7.0%
75,090 Gen Digital Inc 1,288,545
34,934 Oracle Corp 3,246,066
54,251 Teradata Corp (2) 2,185,230
Total Software 6,719,841
Specialty Retail - 1.0%
70,884 American Eagle Outfitters Inc 952,681
Total Specialty Retail 952,681

Nuveen Multi Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Wireless Telecommunication Services - 1.4%
9,025 T-Mobile US Inc (2) $ 1,307,181
Total Wireless Telecommunication Services 1,307,181
Total Long-Term Investments (cost $76,506,777) 91,180,056
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.6%
X 2,494,814 MONEY MARKET FUNDS - 2.6%
X 2,494,814
2,494,814 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 2,494,814
Total Investments Purchased with Collateral from Securities Lending (cost $2,494,814) 2,494,814
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.3%
4,113,211 REPURCHASE AGREEMENTS - 4.3%
4,113,211
$ 4,113 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$4,113,705, collateralized by $4,346,200, U.S. Treasury
Note, 2.250%, due 11/15/25, value $4,195,509
1.440% 4/03/23 $ 4,113,211
Total Repurchase Agreements (cost $4,113,211) 4,113,211
Total Short-Term Investments (cost $4,113,211) 4,113,211
Total Investments (cost $ 83,114,802 ) - 102 .3% 97,788,081
Other Assets & Liabilities, Net -  (2.3)% (2,242,074)
Net Assets - 100% $ 95,546,007
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 91,180,056 $ – $ – $ 91,180,056
Investments Purchased with Collateral from
Securities Lending 2,494,814 – – 2,494,814
Short-Term Investments:
Repurchase Agreements – 4,113,211 – 4,113,211
Total
$ 93,674,870 $ 4,113,211 $ – $ 97,788,081

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,492,386.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt

Nuveen Large Cap Value Fund
Portfolio of Investments March 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.6%
X 19,602,455 COMMON STOCKS - 98.6%
X 19,602,455
Aerospace & Defense - 4.6%
2,468 General Dynamics Corp $ 563,222
3,515 Raytheon Technologies Corp 344,224
Total Aerospace & Defense 907,446
Automobiles - 2.6%
14,283 General Motors Co 523,900
Total Automobiles 523,900
Banks - 7.1%
9,291 Citigroup Inc 435,655
3,725 JPMorgan Chase & Co 485,405
13,386 Wells Fargo & Co 500,368
Total Banks 1,421,428
Beverages - 1.6%
5,117 Coca-Cola Co/The 317,408
Total Beverages 317,408
Biotechnology - 4.9%
1,976 AbbVie Inc 314,915
3,569 Gilead Sciences Inc 296,120
1,143 Vertex Pharmaceuticals Inc (2) 360,125
Total Biotechnology 971,160
Capital Markets - 4.4%
4,927 KKR & Co Inc 258,766
3,458 Morgan Stanley 303,612
4,118 State Street Corp 311,692
Total Capital Markets 874,070
Chemicals - 3.4%
6,889 DuPont de Nemours Inc 494,424
3,205 Olin Corp 177,877
Total Chemicals 672,301
Communications Equipment - 1.4%
8,547 Viasat Inc (2),(3) 289,231
Total Communications Equipment 289,231
Consumer Finance - 1.5%
3,091 Discover Financial Services 305,514
Total Consumer Finance 305,514
Consumer Staples Distribution & Retail - 2.9%
3,896 Walmart Inc 574,465
Total Consumer Staples Distribution & Retail 574,465
Diversified Telecommunication Services - 1.6%
16,238 AT&T Inc 312,582
Total Diversified Telecommunication Services 312,582

Shares Description (1) Value
Electric Utilities - 2.3%
4,782 Alliant Energy Corp $ 255,359
2,575 Pinnacle West Capital Corp 204,043
Total Electric Utilities 459,402
Electrical Equipment - 5.7%
1,992 Eaton Corp PLC 341,309
961 Hubbell Inc 233,821
12,905 nVent Electric PLC 554,141
Total Electrical Equipment 1,129,271
Energy Equipment & Services - 2.2%
14,985 Baker Hughes Co 432,467
Total Energy Equipment & Services 432,467
Entertainment - 1.8%
2,255 Walt Disney Co/The (2) 225,793
8,633 Warner Bros Discovery Inc (2) 130,359
Total Entertainment 356,152
Financial Services - 2.6%
4,513 Fiserv Inc (2) 510,104
Total Financial Services 510,104
Health Care Equipment & Supplies - 2.1%
5,127 Medtronic PLC 413,339
Total Health Care Equipment & Supplies 413,339
Health Care Providers & Services - 4.9%
931 Elevance Health Inc 428,083
557 Humana Inc 270,401
1,927 Quest Diagnostics Inc 272,632
Total Health Care Providers & Services 971,116
Household Durables - 1.3%
4,532 PulteGroup Inc 264,125
Total Household Durables 264,125
Insurance - 6.1%
6,862 American International Group Inc 345,570
798 Aon PLC, Class A 251,601
3,631 Globe Life Inc 399,483
1,126 RenaissanceRe Holdings Ltd 225,583
Total Insurance 1,222,237
Interactive Media & Services - 2.9%
3,631 Alphabet Inc, Class A (2) 376,643
10,445 TripAdvisor Inc (2) 207,438
Total Interactive Media & Services 584,081
Life Sciences Tools & Services - 1.3%
561 Bio-Rad Laboratories Inc, Class A (2) 268,730
Total Life Sciences Tools & Services 268,730
Machinery - 2.2%
12,722 Flowserve Corp 432,548
Total Machinery 432,548

Nuveen Large Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Shares Description (1) Value
Media - 1.1%
5,804 Comcast Corp, Class A $ 220,030
Total Media 220,030
Metals & Mining - 1.3%
4,186 BHP Group Ltd, Sponsored ADR (3) 265,434
Total Metals & Mining 265,434
Multi-Utilities - 3.0%
5,285 Dominion Energy Inc 295,484
4,700 Public Service Enterprise Group Inc 293,515
Total Multi-Utilities 588,999
Office REITs - 1.6%
2,488 Alexandria Real Estate Equities Inc 312,468
Total Office REITs 312,468
Oil, Gas & Consumable Fuels - 8.5%
1,473 Cheniere Energy Inc 232,145
3,478 Chesapeake Energy Corp 264,467
3,171 Hess Corp 419,650
13,296 Shell PLC, ADR 765,052
Total Oil, Gas & Consumable Fuels 1,681,314
Pharmaceuticals - 4.2%
6,469 AstraZeneca PLC, Sponsored ADR 449,013
7,118 Sanofi, ADR 387,362
Total Pharmaceuticals 836,375
Semiconductors & Semiconductor Equipment - 1.2%
7,065 Intel Corp 230,814
Total Semiconductors & Semiconductor Equipment 230,814
Software - 4.8%
15,698 Gen Digital Inc 269,378
7,483 Oracle Corp 695,320
Total Software 964,698

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Wireless Telecommunication Services - 1.5%
1,997 T-Mobile US Inc (2) $ 289,246
Total Wireless Telecommunication Services 289,246
Total Long-Term Investments (cost $14,246,066) 19,602,455
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.7%
X 550,572 MONEY MARKET FUNDS - 2.7%
X 550,572
550,572 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 550,572
Total Investments Purchased with Collateral from Securities Lending (cost $550,572) 550,572
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.4%
275,436 REPURCHASE AGREEMENTS - 1.4%
275,436
$ 275 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$275,469, collateralized by $291,100, U.S. Treasury
Note, 2.250%, due 11/15/25, value $281,007
1.440% 4/03/23 $ 275,436
Total Repurchase Agreements (cost $275,436) 275,436
Total Short-Term Investments (cost $275,436) 275,436
Total Investments (cost $ 15,072,074 ) - 102 .7% 20,428,463
Other Assets & Liabilities, Net -  (2.7)% (545,212)
Net Assets - 100% $ 19,883,251
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 19,602,455 $ – $ – $ 19,602,455
Investments Purchased with Collateral from
Securities Lending 550,572 – – 550,572
Short-Term Investments:
Repurchase Agreements – 275,436 – 275,436
Total
$ 20,153,027 $ 275,436 $ – $ 20,428,463

Nuveen Large Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $549,091.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt

Nuveen Small/Mid Cap Value Fund
Portfolio of Investments March 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 94.4%
X 52,663,744 COMMON STOCKS - 94.4%
X 52,663,744
Aerospace & Defense - 4.0%
13,772 BWX Technologies Inc $ 868,187
7,701 Curtiss-Wright Corp 1,357,378
Total Aerospace & Defense 2,225,565
Automobile Components - 2.7%
16,581 BorgWarner Inc 814,293
62,683 Goodyear Tire & Rubber Co/The (2) 690,767
Total Automobile Components 1,505,060
Banks - 6.0%
118,409 New York Community Bancorp Inc 1,070,417
56,071 Old National Bancorp/IN 808,544
12,607 SouthState Corp 898,375
15,949 United Bankshares Inc/WV 561,405
Total Banks 3,338,741
Biotechnology - 6.6%
375,203 ADMA Biologics Inc (2) 1,241,922
23,991 Alkermes PLC (2) 676,306
7,083 BioMarin Pharmaceutical Inc (2) 688,751
4,691 United Therapeutics Corp (2) 1,050,597
Total Biotechnology 3,657,576
Capital Markets - 5.4%
207,123 BGC Partners Inc, Class A 1,083,253
29,482 Carlyle Group Inc/The 915,711
17,545 Stifel Financial Corp 1,036,734
Total Capital Markets 3,035,698
Chemicals - 1.5%
14,856 Olin Corp 824,508
Total Chemicals 824,508
Communications Equipment - 4.2%
12,650 Ciena Corp (2) 664,378
27,509 Juniper Networks Inc 946,860
21,923 Viasat Inc (2) 741,874
Total Communications Equipment 2,353,112
Construction & Engineering - 1.7%
11,023 AECOM 929,459
Total Construction & Engineering 929,459
Consumer Finance - 0.9%
5,534 FirstCash Holdings Inc 527,778
Total Consumer Finance 527,778
Electric Utilities - 3.9%
6,174 IDACORP Inc 668,830
22,423 OGE Energy Corp 844,450
8,272 Pinnacle West Capital Corp 655,473
Total Electric Utilities 2,168,753

Nuveen Small/Mid Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Shares Description (1) Value
Electrical Equipment - 7.2%
15,305 EnerSys $ 1,329,698
4,980 Hubbell Inc 1,211,684
34,984 nVent Electric PLC 1,502,213
Total Electrical Equipment 4,043,595
Energy Equipment & Services - 1.2%
35,007 NOV Inc 647,980
Total Energy Equipment & Services 647,980
Financial Services - 1.5%
7,462 Euronet Worldwide Inc (2) 834,998
Total Financial Services 834,998
Food Products - 1.9%
41,847 Hostess Brands Inc (2) 1,041,153
Total Food Products 1,041,153
Health Care Equipment & Supplies - 1.4%
8,614 QuidelOrtho Corp (2) 767,421
Total Health Care Equipment & Supplies 767,421
Hotels, Restaurants & Leisure - 2.7%
18,209 Brinker International Inc (2) 691,942
21,459 Dave & Buster's Entertainment Inc (2) 789,477
Total Hotels, Restaurants & Leisure 1,481,419
Industrial REITs - 2.2%
36,068 STAG Industrial Inc 1,219,820
Total Industrial REITs 1,219,820
Insurance - 5.9%
14,953 Axis Capital Holdings Ltd 815,238
2,310 Everest Re Group Ltd 827,026
7,288 Globe Life Inc 801,826
8,844 Selective Insurance Group Inc 843,098
Total Insurance 3,287,188
IT Services - 1.0%
6,126 Amdocs Ltd 588,280
Total IT Services 588,280
Life Sciences Tools & Services - 1.3%
1,515 Bio-Rad Laboratories Inc, Class A (2) 725,715
Total Life Sciences Tools & Services 725,715
Machinery - 4.0%
9,915 Crane Holdings Co 1,125,353
32,685 Flowserve Corp 1,111,290
Total Machinery 2,236,643
Media - 1.4%
4,600 Nexstar Media Group Inc 794,236
Total Media 794,236

Shares Description (1) Value
Metals & Mining - 5.2%
15,326 Alcoa Corp $ 652,274
11,502 Materion Corp 1,334,232
3,617 Reliance Steel & Aluminum Co 928,629
Total Metals & Mining 2,915,135
Multi-Utilities - 1.0%
19,126 NiSource Inc 534,763
Total Multi-Utilities 534,763
Oil, Gas & Consumable Fuels - 2.8%
37,316 Magnolia Oil & Gas Corp, Class A 816,474
69,468 Permian Resources Corp 729,414
Total Oil, Gas & Consumable Fuels 1,545,888
Personal Care Products - 1.4%
22,789 BellRing Brands Inc (2) 774,826
Total Personal Care Products 774,826
Pharmaceuticals - 1.4%
5,422 Jazz Pharmaceuticals PLC (2) 793,401
Total Pharmaceuticals 793,401
Professional Services - 1.3%
2,483 CACI International Inc, Class A (2) 735,663
Total Professional Services 735,663
Residential REITs - 1.3%
23,812 American Homes 4 Rent, Class A 748,887
Total Residential REITs 748,887
Retail REITs - 2.0%
89,818 SITE Centers Corp 1,102,965
Total Retail REITs 1,102,965
Semiconductors & Semiconductor Equipment - 2.4%
26,333 Rambus Inc (2) 1,349,830
Total Semiconductors & Semiconductor Equipment 1,349,830
Software - 2.6%
35,553 Teradata Corp (2) 1,432,075
Total Software 1,432,075
Specialized REITs - 1.8%
19,552 Iron Mountain Inc 1,034,496
Total Specialized REITs 1,034,496
Specialty Retail - 1.4%
19,731 Foot Locker Inc 783,123
Total Specialty Retail 783,123

Nuveen Small/Mid Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Technology Hardware, Storage & Peripherals - 1.2%
10,254 Seagate Technology Holdings PLC $ 677,994
Total Technology Hardware, Storage & Peripherals 677,994
Total Long-Term Investments (cost $46,138,093) 52,663,744
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  7.9%
X 4,429,953 REPURCHASE AGREEMENTS - 7.9%
X 4,429,953
$ 4,430 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$4,430,485, collateralized by $4,680,900, U.S. Treasury
Note, 2.250%, due 11/15/25, value $4,518,604
1.440% 4/03/23 $ 4,429,953
Total Repurchase Agreements (cost $4,429,953) 4,429,953
Total Short-Term Investments (cost $4,429,953) 4,429,953
Total Investments (cost $ 50,568,046 ) - 102 .3% 57,093,697
Other Assets & Liabilities, Net -  (2.3)% (1,308,421)
Net Assets - 100% $ 55,785,276
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 52,663,744 $ – $ – $ 52,663,744
Short-Term Investments:
Repurchase Agreements – 4,429,953 – 4,429,953
Total
$ 52,663,744 $ 4,429,953 $ – $ 57,093,697
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Small Cap Value Opportunities Fund
Portfolio of Investments March 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.5%
X 178,374,692 COMMON STOCKS - 97.5%
X 178,374,692
Aerospace & Defense - 3.2%
46,935 BWX Technologies Inc $ 2,958,783
16,662 Curtiss-Wright Corp 2,936,844
Total Aerospace & Defense 5,895,627
Automobile Components - 1.2%
204,797 Goodyear Tire & Rubber Co/The (2) 2,256,863
Total Automobile Components 2,256,863
Banks - 12.3%
140,994 Amalgamated Financial Corp 2,494,184
43,292 Enterprise Financial Services Corp 1,930,390
102,137 Heritage Financial Corp/WA 2,185,732
208,282 Old National Bancorp/IN 3,003,427
84,672 Peoples Bancorp Inc/OH 2,180,304
142,687 Seacoast Banking Corp of Florida 3,381,682
42,381 SouthState Corp 3,020,070
47,950 Texas Capital Bancshares Inc (2) 2,347,632
54,056 United Bankshares Inc/WV 1,902,771
Total Banks 22,446,192
Biotechnology - 5.3%
1,260,607 ADMA Biologics Inc (2) 4,172,609
91,477 Alkermes PLC (2) 2,578,737
13,340 United Therapeutics Corp (2) 2,987,626
Total Biotechnology 9,738,972
Capital Markets - 5.6%
127,331 AssetMark Financial Holdings Inc (2) 4,004,560
706,670 BGC Partners Inc, Class A 3,695,884
288,493 Perella Weinberg Partners 2,625,286
Total Capital Markets 10,325,730
Chemicals - 1.1%
19,135 Innospec Inc 1,964,590
Total Chemicals 1,964,590
Communications Equipment - 3.0%
90,781 Digi International Inc (2) 3,057,504
71,892 Viasat Inc (2),(3) 2,432,825
Total Communications Equipment 5,490,329
Construction & Engineering - 2.1%
30,082 MYR Group Inc (2) 3,790,633
Total Construction & Engineering 3,790,633
Consumer Finance - 1.0%
18,885 FirstCash Holdings Inc 1,801,062
Total Consumer Finance 1,801,062
Diversified Consumer Services - 2.7%
191,725 Perdoceo Education Corp (2) 2,574,867
58,048 Stride Inc (2) 2,278,384
Total Diversified Consumer Services 4,853,251

Nuveen Small Cap Value Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Shares Description (1) Value
Electric Utilities - 2.7%
22,010 IDACORP Inc $ 2,384,343
31,638 MGE Energy Inc 2,457,324
Total Electric Utilities 4,841,667
Electrical Equipment - 5.1%
48,000 EnerSys 4,170,240
122,049 nVent Electric PLC 5,240,784
Total Electrical Equipment 9,411,024
Electronic Equipment, Instruments & Components - 0.9%
68,236 FARO Technologies Inc (2) 1,679,288
Total Electronic Equipment, Instruments & Components 1,679,288
Energy Equipment & Services - 2.8%
345,014 National Energy Services Reunited Corp (2) 1,814,774
56,966 Weatherford International PLC (2) 3,380,932
Total Energy Equipment & Services 5,195,706
Food Products - 1.9%
142,333 Hostess Brands Inc (2) 3,541,245
Total Food Products 3,541,245
Health Care Providers & Services - 2.2%
96,860 Castle Biosciences Inc (2) 2,200,659
56,158 Fulgent Genetics Inc (2) 1,753,253
Total Health Care Providers & Services 3,953,912
Hotels, Restaurants & Leisure - 2.8%
277,980 Accel Entertainment Inc (2) 2,532,398
70,886 Dave & Buster's Entertainment Inc (2) 2,607,896
Total Hotels, Restaurants & Leisure 5,140,294
Industrial REITs - 2.3%
122,017 STAG Industrial Inc 4,126,615
Total Industrial REITs 4,126,615
Insurance - 2.7%
32,936 Axis Capital Holdings Ltd 1,795,671
33,105 Selective Insurance Group Inc 3,155,899
Total Insurance 4,951,570
Machinery - 7.4%
67,110 Barnes Group Inc 2,703,191
32,353 Crane Holdings Co 3,672,065
122,467 Flowserve Corp 4,163,878
212,722 Mueller Water Products Inc, Class A 2,965,345
Total Machinery 13,504,479
Media - 1.3%
13,964 Nexstar Media Group Inc 2,411,024
Total Media 2,411,024
Metals & Mining - 3.7%
29,472 Kaiser Aluminum Corp 2,199,495
39,642 Materion Corp 4,598,472
Total Metals & Mining 6,797,967

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 3.5%
130,036 Magnolia Oil & Gas Corp, Class A $ 2,845,188
344,921 Permian Resources Corp 3,621,670
Total Oil, Gas & Consumable Fuels 6,466,858
Personal Care Products - 1.5%
78,734 BellRing Brands Inc (2) 2,676,956
Total Personal Care Products 2,676,956
Pharmaceuticals - 2.0%
58,336 Prestige Consumer Healthcare Inc (2) 3,653,584
Total Pharmaceuticals 3,653,584
Real Estate Management & Development - 1.4%
158,669 Kennedy-Wilson Holdings Inc 2,632,319
Total Real Estate Management & Development 2,632,319
Retail REITs - 3.0%
50,619 Getty Realty Corp 1,823,803
303,762 SITE Centers Corp 3,730,197
Total Retail REITs 5,554,000
Semiconductors & Semiconductor Equipment - 3.8%
21,305 Cirrus Logic Inc (2) 2,330,341
89,064 Rambus Inc (2) 4,565,421
Total Semiconductors & Semiconductor Equipment 6,895,762
Software - 6.2%
99,095 Cerence Inc (2) 2,783,578
185,679 PowerSchool Holdings Inc, Class A (2) 3,680,158
119,367 Teradata Corp (2) 4,808,103
Total Software 11,271,839
Specialty Retail - 1.4%
65,858 Foot Locker Inc 2,613,904
Total Specialty Retail 2,613,904

Nuveen Small Cap Value Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Water Utilities - 1.4%
32,726 SJW Group $ 2,491,430
Total Water Utilities 2,491,430
Total Long-Term Investments (cost $153,636,422) 178,374,692
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.3%
X 2,387,358 MONEY MARKET FUNDS - 1.3%
X 2,387,358
2,387,358 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 2,387,358
Total Investments Purchased with Collateral from Securities Lending (cost $2,387,358) 2,387,358
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.1%
7,440,278 REPURCHASE AGREEMENTS - 4.1%
7,440,278
$ 7,440 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$7,441,171, collateralized by $7,620,100, U.S. Treasury
Note, 3.500%, due 02/15/33, value $7,589,147
1.440% 4/03/23 $ 7,440,278
Total Repurchase Agreements (cost $7,440,278) 7,440,278
Total Short-Term Investments (cost $7,440,278) 7,440,278
Total Investments (cost $ 163,464,058 ) - 102 .9% 188,202,328
Other Assets & Liabilities, Net -  (2.9)% (5,342,480)
Net Assets - 100% $ 182,859,848
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 178,374,692 $ – $ – $ 178,374,692
Investments Purchased with Collateral from
Securities Lending 2,387,358 – – 2,387,358
Short-Term Investments:
Repurchase Agreements – 7,440,278 – 7,440,278
Total
$ 180,762,050 $ 7,440,278 $ – $ 188,202,328

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,408,494.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.